RESEARCH AND DEVELOPMENT EXPENSES - Disclosure of research and development expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research And Development Expenses [Abstract]
Payroll and related expenses	$ 14,820	$ 12,970	$ 6,189
Suppliers and subcontractors	4,193	2,557	976
Office and maintenance	602	539	259
Share-based payment	1,279	1,846	1,133
Depreciation and amortization	1,238	1,128	743
Research and development expenses	$ 22,132	$ 19,040	$ 9,300